Fair Value Disclosure for Non-financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 509,966	$ 509,125
Recurring fair value measurement | Investment property. | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property. | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Investment property. | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 34,430	$ 36,908